The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 96.2%
	Beverages — 5.4%
60,000	China Mengniu Dairy Co. Ltd.	$224,683
69,000	Danone SA	6,078,215
41,000	ITO EN Ltd.	1,930,081
40,000	Keurig Dr Pepper Inc.	1,092,800
30,000	Massimo Zanetti Beverage Group SpA	192,922
7,000	Morinaga Milk Industry Co. Ltd.	266,728
20,000	PepsiCo Inc.	2,742,000
30,000	Suntory Beverage & Food Ltd.	1,281,850
424,000	Vitasoy International Holdings Ltd.	1,717,596

		15,526,875

	Biotechnology — 7.2%
26,000	Alexion Pharmaceuticals Inc.†	2,546,440
8,500	Bio-Rad Laboratories Inc., Cl. A†	2,828,290
23,500	Celgene Corp.†	2,333,550
17,500	Charles River Laboratories International Inc.†	2,316,475
19,000	Clovis Oncology Inc.†	74,670
2,000	Idorsia Ltd.†	49,176
3,800	Illumina Inc.†	1,156,036
6,500	Invitae Corp.†	125,255
25,000	Ligand Pharmaceuticals Inc.†	2,488,500
10,000	NeoGenomics Inc.†	191,200
100,000	Personalis Inc.†	1,467,500
1,200	Regeneron Pharmaceuticals Inc.†	332,880
43,000	Spark Therapeutics Inc.†	4,170,140
400	Tetraphase Pharmaceuticals Inc.†	2,128
1,600	Waters Corp.†	357,168

		20,439,408

	Electronics — 2.0%
20,000	Thermo Fisher Scientific Inc.	5,825,400

	Food — 23.1%
15,000	Calavo Growers Inc.	1,427,700
35,000	Campbell Soup Co.	1,642,200
3,200	Chr. Hansen Holding A/S	271,605
190,000	Conagra Brands Inc.	5,829,200
67,500	Flowers Foods Inc.	1,561,275
64,000	General Mills Inc.	3,527,680
5,400	John B Sanfilippo & Son Inc.	521,640
68,800	Kellogg Co.	4,427,280
35,000	Kerry Group plc, Cl. A	4,093,322
118,000	Kikkoman Corp.	5,631,260
36,000	Lifeway Foods Inc.†	78,840
23,000	Maple Leaf Foods Inc.	515,953
15,000	MEIJI Holdings Co. Ltd.	1,093,179
110,000	Mondelēz International Inc., Cl. A	6,085,200
70,000	Nestlé SA	7,594,409
50,000	Nomad Foods Ltd.†	1,025,000
55,000	Post Holdings Inc.†	5,821,200
148,000	The Hain Celestial Group Inc.†	3,178,300

Shares		Market Value
29,400	The J.M. Smucker Co.	$3,234,588
110,000	Tingyi (Cayman Islands) Holding Corp.	154,943
75,000	Unilever plc, ADR	4,507,500
70,000	Yakult Honsha Co. Ltd.	3,910,289

		66,132,563

	Food and Staples Retailing — 3.9%
81,000	CVS Health Corp.	5,108,670
30,000	Ingles Markets Inc., Cl. A	1,165,800
50,000	Sprouts Farmers Market Inc.†	967,000
100,000	The Kroger Co.	2,578,000
10,000	United Natural Foods Inc.†	115,200
20,000	Walgreens Boots Alliance Inc.	1,106,200

		11,040,870

	Health Care Equipment and Supplies — 15.5%
45,000	Baxter International Inc.	3,936,150
12,000	Becton, Dickinson and Co.	3,035,520
32,000	Boston Scientific Corp.†	1,302,080
39,900	Cardiovascular Systems Inc.†	1,896,048
17,000	Cutera Inc.†	496,910
35,000	DENTSPLY SIRONA Inc.	1,865,850
50,795	Electromed Inc.†	335,755
30,000	Gerresheimer AG	2,151,569
20,000	Globus Medical Inc., Cl. A†	1,022,400
20,000	Henry Schein Inc.†	1,270,000
15,400	ICU Medical Inc.†	2,457,840
280,000	InfuSystems Holdings Inc.†	1,481,200
30,000	Integer Holdings Corp.†	2,266,800
40,000	Medtronic plc	4,344,800
10,000	NuVasive Inc.†	633,800
150,000	Nuvectra Corp.†	204,000
45,000	Patterson Cos. Inc.	801,900
9,000	Semler Scientific Inc.†	378,000
5,000	Smith & Nephew plc, ADR	240,650
50,000	Stericycle Inc.†	2,546,500
12,000	Stryker Corp.	2,595,600
30,000	SurModics Inc.†	1,372,200
8,000	The Cooper Companies Inc.	2,376,000
38,000	Zimmer Biomet Holdings Inc.	5,216,260

		44,227,832

	Health Care Providers and Services — 16.7%
55,000	AmerisourceBergen Corp.	4,528,150
20,000	Anthem Inc.	4,802,000
50,000	Avantor Inc.†	735,000
60,000	BioTelemetry Inc.†	2,443,800
75,000	Covetrus Inc.†	891,750
55,000	DaVita Inc.†	3,138,850
428,500	Evolent Health Inc., Cl. A†	3,080,915
50,000	HCA Healthcare Inc.	6,021,000
27,200	Laboratory Corp. of America Holdings†	4,569,600
15,000	McKesson Corp.	2,049,900

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The Gabelli Healthcare & WellnessRx Trust

Schedule of Investments (Continued) — September 30, 2019 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care Providers and Services (Continued)
750,351	Option Care Health Inc.†	$2,401,123
47,574	Orthofix Medical Inc.†	2,522,374
100,000	PetIQ Inc.†	2,726,000
11,000	Teladoc Health Inc.†	744,920
180,000	Tenet Healthcare Corp.†	3,981,600
13,900	UnitedHealth Group Inc.	3,020,748

		47,657,730

	Hotels and Gaming — 0.2%
7,500	Ryman Hospitality Properties Inc., REIT	613,575

	Household and Personal Products — 4.7%
50,000	Church & Dwight Co. Inc.	3,762,000
30,000	Colgate-Palmolive Co.	2,205,300
70,000	Edgewell Personal Care Co.†	2,274,300
30,000	Energizer Holdings Inc.	1,307,400
12,000	The Estee Lauder Companies Inc., Cl. A	2,387,400
13,000	The Procter & Gamble Co.	1,616,940

		13,553,340

	Pharmaceuticals — 15.9%
60,000	Abbott Laboratories	5,020,200
15,000	Achaogen Inc.†	180
37,200	Allergan plc	6,260,388
120,000	Bausch Health Cos. Inc.†	2,622,000
44,000	Bristol-Myers Squibb Co.	2,231,240
37,000	Cigna Corp.	5,616,230
41,000	Johnson & Johnson	5,304,580
1,000	Melinta Therapeutics Inc.†	3,810
54,000	Merck & Co. Inc.	4,545,720
70,000	Mylan NV†	1,384,600
10,000	Paratek Pharmaceuticals Inc.†	43,200
60,000	Perrigo Co. plc	3,353,400
64,000	Pfizer Inc.	2,299,520
12,000	Roche Holding AG, ADR	437,400
151,020	Takeda Pharmaceutical Co. Ltd., ADR	2,597,544
30,000	Zoetis Inc.	3,737,700

		45,457,712

	Specialty Chemicals — 1.6%
37,000	International Flavors & Fragrances Inc.	4,539,530

	TOTAL COMMON STOCKS	275,014,835

	MANDATORY CONVERTIBLE SECURITIES (a) — 0.1%
	Health Care Providers and Services — 0.1%
5,000	Avantor Inc.,
	0.730%, 05/15/22	268,450

	RIGHTS — 0.0%
	Biotechnology — 0.0%
6,907	Tobira Therapeutics Inc.†(b)	414

Shares		Market Value
	Health Care Equipment and Supplies — 0.0%
40,000	American Medical Alert Corp., CPR†(b)	$400

	Pharmaceuticals — 0.0%
3,500	Ipsen SA/Clementia, CVR†(b)	4,725

	TOTAL RIGHTS	5,539

	WARRANTS — 0.0%
	Health Care Providers and Services — 0.0%
420	Option Care Health Inc., expire 07/27/25†	154
420	Option Care Health Inc., expire 07/27/25†	127

		281

	TOTAL WARRANTS	281

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.7%
$10,596,000	U.S. Treasury Bills, 1.843% to 2.073%††, 10/24/19 to 12/19/19	10,574,186

	TOTAL INVESTMENTS — 100.0%
	(Cost $211,626,203)	$285,863,291

(a)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depository Receipt
CPR	Contingent Payment Right
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

Geographic Diversification	% of Total Investments	Market Value
North America	81.4%	$232,715,170
Europe	12.0	34,339,968
Japan	5.9	16,710,931
Asia/Pacific	0.7	2,097,222

Total Investments	100.0%	$285,863,291

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